RENTALS UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
RENTALS UNDER OPERATING LEASES
Schedule of minimum future rentals under operating leases

Year	Amount
(In thousands)
2012	$1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265

$8,287,656